Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (53,633)	$ (41,046)
Denominator:
Weighted-average shares outstanding, basic and diluted	41,633,152	36,239,733
Basic and diluted earnings per share:
Basic and diluted earnings per share	$ (1.29)	$ (1.13)
Starry, Inc [Member]
Numerator:
Net loss			$ (166,545)	$ (125,093)
Denominator:
Weighted-average shares outstanding, basic and diluted			36,569,966	35,743,961
Basic and diluted earnings per share:
Basic and diluted earnings per share			$ (4.55)	$ (3.5)
Class A Common Stock
Basic and diluted earnings per share:
Basic and diluted earnings per share	(1.29)	(1.13)
Class X Common Stock
Basic and diluted earnings per share:
Basic and diluted earnings per share	$ (1.29)	$ (1.13)
Voting common stock [Member] | Starry, Inc [Member]
Basic and diluted earnings per share:
Basic and diluted earnings per share			(4.55)	(3.5)
Nonvoting Common Stock [Member] | Starry, Inc [Member]
Basic and diluted earnings per share:
Basic and diluted earnings per share			$ (4.55)	$ (3.5)